Notes to the consolidated statements of income - Other operating income and expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes to the consolidated statements of income
Foreign exchange gains	€ 58,034	€ 53,842	€ 119,710	€ 125,981
Gains on or from right-of-use assets, the sale of fixed assets, the sale of clinics and investments	3,676	11,949	6,821	25,574
Revaluation of certain investments	45,886	(4,318)	61,083	14,968
Income from strategic transactions and programs	84,391		87,497
Other	35,942	14,357	66,317	26,778
Other operating income	227,929	75,830	341,428	193,301
Foreign exchange losses	64,807	70,011	135,223	154,413
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	1,006	8,130	3,070	18,669
Expenses from strategic transactions and programs	107,475	32,015	262,430	115,454
Other	11,929	22,109	31,029	39,005
Other operating expense	185,217	132,265	431,752	327,541
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs	€ 11,936	€ 0	€ 96,976	€ 0